Investments in joint controlled entities and associates - Summary of statements of financial position and statements of income of joint ventures (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
		Feb. 01, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Current assets			R$ 18,564,600		R$ 25,024,181
Non-current assets			17,876,403		13,986,176
Current liabilities			12,766,252		12,640,230
Non-current liabilities			11,499,783		15,900,887
Equity			12,174,968		10,469,240		R$ 9,910,265	R$ 9,835,175
Net revenue			143,634,708		109,732,842		74,058,056
Costs, operating expenses and income			(514,522)		96,166		64,034
Net income (loss) for the year			1,840,069		883,878		927,697
Uniao vopak [member]
Disclosure of joint ventures [line items]
Current assets			3,164		10,068
Non-current assets			7,454		9,696
Current liabilities			1,378		2,824
Non-current liabilities			328		268
Equity			8,912	[1]	16,672
Net revenue			3,408		17,660		15,666
Costs, operating expenses and income			(13,412)		(16,144)		(14,408)
Finance income (costs), income and social contribution taxes			2,244		(312)		(474)
Net income (loss) for the year			R$ (7,760)	[1]	R$ 1,204		R$ 784
Number of shares or units held			29,995		29,995		29,995
Interest in share capital - % in joint ventures			50.00%	[1]	50.00%		50.00%
Rpr [member]
Disclosure of joint ventures [line items]
Current assets			R$ 615,563		R$ 273,029
Non-current assets			156,788		179,652
Current liabilities			432,502		354,001
Non-current liabilities			263,999		84,980
Equity			75,850		13,700
Net revenue			3,215,987		2,092,786		R$ 1,455,668
Costs, operating expenses and income			(3,085,140)		(2,105,544)		(1,531,652)
Finance income (costs), income and social contribution taxes			(52,248)		15,235		10,361
Net income (loss) for the year			R$ 78,599		R$ 2,477		R$ (65,623)
Number of shares or units held			5,078,888		5,078,888		5,078,888
Interest in share capital - % in joint ventures			33.00%		33.00%		33.00%
Química da Bahia [Member]
Disclosure of joint ventures [line items]
Current assets			R$ 382
Non-current assets			9,767
Current liabilities			0
Non-current liabilities			3,109
Equity	[2]		7,040
Net revenue			0
Costs, operating expenses and income			(15)
Finance income (costs), income and social contribution taxes			0
Net income (loss) for the year	[2]		R$ (15)
Number of shares or units held			1,493,122
Interest in share capital - % in joint ventures		50.00%	50.00%	[2]
Connect car [member]
Disclosure of joint ventures [line items]
Current assets	[3]				R$ 171,894
Non-current assets	[3]				177,217
Current liabilities	[3]				174,030
Non-current liabilities	[3]				18,883
Equity			R$ 0	[4]	156,198	[3]
Net revenue					60,436	[3]	R$ 91,096
Costs, operating expenses and income					(97,095)		(134,961)
Finance income (costs), income and social contribution taxes					497		589
Net income (loss) for the year			R$ 0	[4]	R$ (36,162)	[3]	R$ (43,276)
Number of shares or units held					263,768,000	[3]	248,768,000
Interest in share capital - % in joint ventures			0.00%	[4]	50.00%	[3]	50.00%
Latitude Logística [member]
Disclosure of joint ventures [line items]
Current assets			R$ 9,526		R$ 18,798
Non-current assets			67,774		50,215
Current liabilities			13,112		9,151
Non-current liabilities			48,912		39,906
Equity			15,276	[5]	19,956
Net revenue			12,722		5,895
Costs, operating expenses and income			(9,864)		(2,591)
Finance income (costs), income and social contribution taxes			(4,574)		(2,118)
Net income (loss) for the year			R$ (1,716)	[5]	R$ 1,186
Number of shares or units held			9,384,693		4,383,881
Interest in share capital - % in joint ventures			50.00%	[5]	50.00%
Navegantes Logística [member]
Disclosure of joint ventures [line items]
Current assets			R$ 4,358		R$ 5,393
Non-current assets			179,377		167,170
Current liabilities			40,675		256
Non-current liabilities			73,311		105,440
Equity			69,749	[5]	66,867
Net revenue			0		0		R$ 0
Costs, operating expenses and income			(11,360)		(1,579)		(3,480)
Finance income (costs), income and social contribution taxes			(8,408)		(7,517)		(1,301)
Net income (loss) for the year			R$ (19,768)	[5]	R$ (9,096)		R$ (4,781)
Number of shares or units held			37,998,195		22,298,195		22,298,195
Interest in share capital - % in joint ventures			33.00%	[5]	33.00%		33.00%
Nordeste Logística I [Member]
Disclosure of joint ventures [line items]
Current assets			R$ 20,604		R$ 52,022
Non-current assets			23,146		18,346
Current liabilities			6,183		46,615
Non-current liabilities			18,546		16,504
Equity			19,021	[5]	7,249
Net revenue			20,631		11,625		R$ 0
Costs, operating expenses and income			(7,901)		(3,260)		(4,225)
Finance income (costs), income and social contribution taxes			(3,632)		(3,589)		0
Net income (loss) for the year			R$ 9,098	[5]	R$ 4,776		R$ (4,226)
Number of shares or units held			984,587		681,637		681,637
Interest in share capital - % in joint ventures			33.00%	[5]	33.00%		33.00%
Nordeste Logística II [Member]
Disclosure of joint ventures [line items]
Current assets			R$ 38,951		R$ 36,958
Non-current assets			40,806		17,279
Current liabilities			10,915		1,418
Non-current liabilities			10,596		13,052
Equity			58,246	[5]	39,767
Net revenue			3,205		2,016		R$ 0
Costs, operating expenses and income			(7,367)		(3,980)		(1,203)
Finance income (costs), income and social contribution taxes			531		(494)		0
Net income (loss) for the year			R$ (3,631)	[5]	R$ (2,458)		R$ (1,203)
Number of shares or units held			22,393,571		3,933,265		3,933,265
Interest in share capital - % in joint ventures			33.00%	[5]	33.00%		33.00%
Nordeste Logística III [Member]
Disclosure of joint ventures [line items]
Current assets			R$ 25,598		R$ 17,458
Non-current assets			49,800		49,439
Current liabilities			7,871		13,960
Non-current liabilities			16,414		21,239
Equity			51,113	[5]	31,698
Net revenue			12,799		7,561		R$ 0
Costs, operating expenses and income			(10,720)		(5,030)		1,878
Finance income (costs), income and social contribution taxes			(1,280)		(1,765)		0
Net income (loss) for the year			R$ 799	[5]	R$ 766		R$ 1,878
Number of shares or units held			16,977,737		4,871,241		4,871,241
Interest in share capital - % in joint ventures			33.00%	[5]	33.00%		33.00%

[1]	The subsidiary Ultracargo Logística holds an interest in União Vopak – Armazéns Gerais Ltda. (“União Vopak”), which is primarily engaged in liquid bulk storage at the port of Paranaguá.
[2]	The Company acquired a 50% interest in Química da Bahia on February 1, 2022. Until January 31, 2022, Química da Bahia was an associate of Oxiteno S.A.
[3]	The balances presented refer to September 30, 2021, due to the completion of the sale of ConectCar on October 1, 2021.
[4]	The subsidiary IPP held an interest in ConectCar, which is primarily engaged in automatic payment of tolls and parking. On June 25, 2021, the sale of ConectCar to Porto Seguro S.A., through its subsidiary Portoseg S.A. – Crédito, Financiamento e Investimento, was announced. The transactions were completed on October 1, 2021. The sale value of the 50% interest in the subsidiary IPP was R$ 165 million, and, after adjustments resulting from changes in working capital and net debt position, totaled R$ 158 million.
[5]	The subsidiary IPP participates in the port concession BEL02A at the port of Miramar, in Belém (PA), through Latitude Logística Portuária S.A. (“Latitude”); for the port of Vitória (ES), it participates through Navegantes Logística Portuária S.A. (“Navegantes”); in Cabedelo (PB), it holds an interest in Nordeste Logística I S.A. ("Nordeste Logística I"), Nordeste Logística II S.A. ("Nordeste Logística II”) and Nordeste Logística III S.A. (“Nordeste Logística III”).